Unaudited consolidated interim statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flow from operating activities
Loss for the period	€ (61,378)	€ (36,074)
Adjustments for the period:
Income taxes	3	2
Depreciation and amortization	577	703
Share-based payments	7,389	9,872
Finance income / (costs) - net	472	(2,724)
Total	(52,937)	(28,221)
Change in trade and other receivables	543	(715)
Change in inventories	(66)	(150)
Change in other assets and prepaid expenses	(5,473)	(3,873)
Change in trade, other payables, provisions and contract liabilities	(8,867)	(21,372)
Sub-total	(66,800)	(54,331)
Interest received	924	82
Paid interest	(695)	(653)
Paid income tax	(3)	(2)
Net cash used in operating activities	(66,574)	(54,904)
Cash flow from investing activities
Purchase of leasehold improvements and equipment	(11)	(194)
Cash received from the sale of financial assets	0	1,518
Net cash used for investing activities	(11)	1,324
Cash flow from financing activities
Proceeds from issue of common shares, including exercise of share-based payment awards	0	95,907
Transaction costs related to issue of common shares	0	(5,894)
Repayment of lease liabilities	(249)	(352)
Repayment of borrowings	(2,965)	(47)
Net cash used for financing activities	(3,214)	89,614
Exchange rate related changes of cash and cash equivalents	(431)	3,568
Net changes to cash and cash equivalents	(69,799)	36,034
Cash and cash equivalents at the beginning of the period	190,286	197,630
Cash and cash equivalents at the end of the period	€ 120,056	€ 237,232